Cover	Jun. 23, 2020	Dec. 19, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 23, 2020
Entity Registrant Name	FactSet Research Systems Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11869
Entity Tax Identification Number	13-3362547
Entity Address, Address Line One		45 Glover Avenue
Entity Address, City or Town		Norwalk
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06850
City Area Code		203
Local Phone Number		810-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	FDS
Entity Central Index Key	0001013237
Amendment Flag	false
New York Stock Exchange LLC
Entity Information [Line Items]
Security Exchange Name	NYSE
The Nasdaq Stock Market
Entity Information [Line Items]
Security Exchange Name	NASDAQ